COVID-19	12 Months Ended
Dec. 31, 2020
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Disclosure Of Covid Nineteen [Text Block]
NOTE 27. COVID-19

In late December 2019 a notice of pneumonia originating from Wuhan, Hubei province (COVID-19, caused by a novel coronavirus) was reported to the World Health Organization, with cases soon confirmed in multiple provinces in China, as well as in other countries. As of the date of this report, the virus has affected most nations, including Chile, Argentina, Brazil, Uruguay, Mexico, and the United States.

Several measures have been undertaken by governments around the globe, including the use of quarantine, screening at airports and other transport hubs, travel restrictions, suspension of visas, nation-wide lockdowns, closing of public and private institutions, suspension of sport events, restrictions to museums and tourist attractions and extension of holidays, among many others.

In this complex scenario, it is important to highlight that, in March 2020, our industrial activities were declared as essential business by the authorities in most of the countries where we have operations. This has allowed us, as of the date of this report, to maintain the operational continuity in most of our industrial operations, helping to mitigate negative effects on the demand of some of our clients and products. We have implemented health and safety protocols for our workers both in industrial operations and in commercial offices. The measures adopted -such as social distancing, sanitation of the facilities, preventive testing, personnel transportation, home office, among others- are being continuously monitored so that workers have all the necessary protection for the performance of their functions.

Arauco's commitment is not only with its workers, but also with the communities where we operate. In this regard, massive sanitation and fumigation programs have been developed in 177 communities that belong to 49 municipalities. Our subsidiary Bioforest has collaborated in the diagnosis of COVID-19, medical equipment has been donated and spaces have been enabled to be used as field hospitals or diagnostic areas, if required by the health authorities. The COVID-19 outbreak has not generated significant economic impacts on Arauco's consolidated financial statements.